STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ 3,690,276	$ 3,356,624	$ (1,200)	$ (8,679,466)
Changes in state franchise tax accrual	(150,000)	49,550	450	199,550
Changes in prepaid assets	193,452	(1,868,596)	0	(1,090,278)
Changes in accrued expenses, formation and offering costs	1,111,211	404,334	750	3,174,317
Issuance costs related to warrant liabilities	0	378,361	0	378,413
Changes in fair value warrants derivative liabilities	(5,459,375)	(4,149,125)	0	3,421,208
Net cash used in operating activities	(614,436)	(1,828,852)	0	(2,596,256)
Cash flows from investing activities:
Cash deposited in Trust Account	0	(345,000,000)	0	(345,000,000)
Interest reinvested in the Trust Account	(34,600)	(6,678)	0	(30,739)
Net cash used in investing activities	(34,600)	(345,006,678)	0	(345,030,739)
Cash flows from financing activities:
Proceeds from sale of Units in Public Offering	0	345,000,000	0	345,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	0	8,900,000	0	8,900,000
Proceeds from sale of Class F Common Stock to Sponsor	0	25,000	0	25,000
Proceeds from notes and advances payable – related party	400,000	1,975,000	0	1,975,000
Repayment of notes and advances payable – related party	0	(625,000)	0	(625,000)
Payment of underwriter's discounts and commissions	0	(6,900,000)	0	(6,900,000)
Payment of accrued offering costs	0	(428,136)	0	(430,785)
Net cash provided by financing activities	400,000	347,946,864	0	347,944,215
Increase in cash	(249,036)	1,111,334	0	317,220
Cash at beginning of period	317,220	0	0	0
Cash at end of period			0	317,220
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	0	12,075,000	0	12,075,000
Supplemental disclosure of income and franchise taxes paid:
Cash paid for income and state franchise taxes	$ 200,000	$ 450	$ 0	$ 450